Stockholders' Equity Matters (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Dividends Declared and Payments
In fiscal year 2021 and the three months ended March 31, 2022, our board of directors declared the following dividends:

DECLARATION DATE	DIVIDEND PER SHARE	RECORD DATE	TOTAL AMOUNT	PAYMENT DATE
February 24, 2021	$0.6185	March 15, 2021	$178,569	April 6, 2021
May 6, 2021	0.6185	June 15, 2021	179,026	July 6, 2021
August 5, 2021	0.6185	September 15, 2021	179,080	October 6, 2021
November 4, 2021	0.6185	December 15, 2021	179,132	January 6, 2022
February 24, 2022	0.6185	March 15, 2022	179,661	April 6, 2022

In 2019, 2020 and 2021, our board of directors declared the following dividends:

DECLARATION DATE	DIVIDEND PER SHARE	RECORD DATE	TOTAL AMOUNT	PAYMENT DATE
February 7, 2019	$0.6110	March 15, 2019	$175,242	April 2, 2019
May 22, 2019	0.6110	June 17, 2019	175,389	July 2, 2019
July 26, 2019	0.6110	September 16, 2019	175,434	October 2, 2019
October 31, 2019	0.6185	December 16, 2019	177,687	January 2, 2020
February 13, 2020	0.6185	March 16, 2020	178,047	April 6, 2020
May 5, 2020	0.6185	June 15, 2020	178,212	July 2, 2020
August 5, 2020	0.6185	September 15, 2020	178,224	October 2, 2020
November 4, 2020	0.6185	December 15, 2020	178,290	January 6, 2021
February 24, 2021	0.6185	March 15, 2021	178,569	April 6, 2021
May 6, 2021	0.6185	June 15, 2021	179,026	July 6, 2021
August 5, 2021	0.6185	September 15, 2021	179,080	October 6, 2021
November 4, 2021	0.6185	December 15, 2021	179,132	January 6, 2022
During the years ended December 31, 2021, 2020 and 2019, we declared dividends in an aggregate and per share amount, based on the weighted average number of common shares outstanding during each respective year, as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Declared distributions	$715,807	$712,773	$703,752
Amount per share each distribution represents based on weighted average number of common shares outstanding	2.47	2.47	2.45

Schedule of Classification of Dividends Paid	For the years ended December 31, 2021, 2020, and 2019, the dividends we paid on our common shares were classified as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Nonqualified ordinary dividends	53.9%	43.0%	54.8%
Qualified ordinary dividends	13.0%	0.0%	4.5%
Capital gains	21.8%	49.5%	14.7%
Return of capital	11.3%	7.5%	26.0%
	100.0%	100.0%	100.0%